Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Taxes [Abstract]
Income tax expense or benefit
Effective tax rate	0.00%		0.00%
Deferred tax assets, net of the valuation allowance	$ 0		$ 0
Excise tax liability	3,905,240		3,905,240
Franchise tax liability	8,428		8,428
Accrued tax liability	3,913,668		3,913,668
Sales tax receivable	$ 1,977		$ 1,977
Change in deferred tax assets valuation allowance		21.00%		21.00%